March 4, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:       Dreyfus U.S. Treasury Intermediate Term Fund

                        1933 Act File No.: 33-00824

            1940 Act File No.: 811-04428

            CIK No.: 0000779131

Ladies and Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

                                                                                                Very truly yours,

                                                                                                /s/ Gina M. Gomes

                                                                                                Gina M. Gomes

                                                                                                Paralegal

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Enclosure